Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities:
Net income	$ 476,457	$ 339,540	$ 160,144
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	338,654	343,507	318,202
Provision for credit losses	49,650	34,835	38,191
Gain on sale of discontinued operations	(176,078)	(35,456)	0
Gain on sale of rental equipment and other property, plant and equipment	(32,724)	(31,196)	(26,175)
Amortization of debt discounts and debt issuance costs	11,211	12,064	14,033
Fair value loss on common stock warrant liabilities	0	0	26,597
Loss on extinguishment of debt	0	0	5,999
Stock-based compensation expense	34,486	29,613	26,184
Deferred income tax expense	141,641	100,849	36,563
Loss on settlement of foreign currency forward contract	7,715	0	0
Unrealized currency (gains) losses, net	(1,374)	753	295
Other	3,413	4,081	0
Changes in operating assets and liabilities, net of effect of businesses acquired:
Trade receivables	(76,357)	(94,463)	(105,053)
Inventories	(3,276)	(12,345)	(9,083)
Prepaid expenses and other assets	(18,310)	149	3,324
Operating lease assets and liabilities	1,045	856	473
Accounts payable and other accrued expenses	(14,836)	9,443	27,525
Deferred revenue and customer deposits	19,923	42,428	22,683
Net cash provided by operating activities	761,240	744,658	539,902
Investing activities:
Proceeds from sale of discontinued operations	403,992	325,611	0
Acquisitions, net of cash acquired	(561,629)	(220,620)	(147,172)
Proceeds from sale of rental equipment	51,290	70,703	55,210
Purchase of rental equipment and refurbishments	(226,976)	(443,138)	(278,498)
Payment for settlement of foreign currency forward contract	(7,715)	0	0
Proceeds from the sale of property, plant and equipment	13,272	1,775	16,911
Purchase of property, plant and equipment	(22,237)	(43,664)	(30,498)
Net cash used in investing activities	(350,003)	(309,333)	(384,047)
Financing activities:
Repurchase and cancellation of Common Stock and warrants	(818,182)	(751,795)	(363,586)
Receipts from issuance of Common Stock from the exercise of options	498	11,230	7,484
Taxes paid on employee stock awards	(14,171)	(13,888)	(7,177)
Receipts from borrowings	1,911,230	964,308	728,677
Repayment of borrowings	(1,475,219)	(588,808)	(512,181)
Payment of financing costs	(6,457)	(8,187)	0
Principal payments on finance lease obligations	(16,634)	(42,228)	(17,399)
Payment of debt extinguishment premium costs	0	0	(3,705)
Net cash used in financing activities	(418,935)	(429,368)	(167,887)
Effect of exchange rate changes on cash and cash equivalents	882	(882)	(206)
Net change in cash and cash equivalents	(6,816)	5,075	(12,238)
Cash and cash equivalents at the beginning of the period	17,774	12,699	24,937
Cash and cash equivalents at the end of the period	10,958	17,774	12,699
Supplemental cash flow information:
Interest paid, net	184,863	130,463	103,795
Income taxes paid, net	32,949	25,092	9,855
Capital expenditures accrued or payable	19,557	21,052	27,667
Reconciliation of cash and cash equivalents to the consolidated balance sheet:
Cash and cash equivalents	10,958	7,390
Continuing And Discontinued Operations
Reconciliation of cash and cash equivalents to the consolidated balance sheet:
Cash and cash equivalents	10,958	17,774	12,699
Continuing Operations
Reconciliation of cash and cash equivalents to the consolidated balance sheet:
Cash and cash equivalents	10,958	7,390	6,393
Discontinued Operations
Reconciliation of cash and cash equivalents to the consolidated balance sheet:
Cash and cash equivalents	$ 0	$ 10,384	$ 6,306